MFG-Q3

Quarterly Report
November 30, 2025
MFS®  Government
Securities Fund

Portfolio of Investments
11/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 96.4%
Asset-Backed & Securitized – 6.0%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.106%, 11/15/2054 (i)	$21,447,798	$772,593
ACREC 2021-FL1 Ltd., “AS”, FLR, 5.577% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	7,778,000	7,778,884
ACREC 2023-FL2 LLC, “A”, FLR, 6.189% (SOFR - 1mo. + 2.23%), 2/19/2038 (n)	2,013,630	2,017,985
Alinea CLO Ltd., 2018-1A, “AR”, FLR, 4.784% (SOFR - 3mo. + 0.9%), 7/20/2031 (n)	106,496	106,517
AmeriCredit Automobile Receivables Trust, 2024-1, “A2-B”, FLR, 4.736% (SOFR - 1mo. + 0.6%), 2/18/2028	384,871	384,969
AREIT 2022-CRE6 Trust, “AS”, FLR, 5.755% (SOFR - 30 day + 1.65%), 1/20/2037 (n)	7,155,500	7,130,191
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	665,955	671,107
Babson CLO Ltd., 2021-3A, “B1R”, FLR, 5.514% (SOFR - 3mo. + 1.63%), 1/18/2035 (n)	5,500,000	5,500,170
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.329%, 7/15/2054 (i)	19,513,086	960,171
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.679%, 2/15/2054 (i)	13,232,249	828,531
BBCMS Mortgage Trust, 2022-C18, “XA”, 0.656%, 12/15/2055 (i)	22,405,194	748,636
BDS 2024-FL13 Ltd., “A”, FLR, 5.535% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	1,558,000	1,561,361
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.362%, 2/15/2054 (i)	43,176,605	1,997,859
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.248%, 3/15/2054 (i)	26,072,578	1,008,871
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.956%, 6/15/2054 (i)	36,942,163	1,201,621
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.349%, 7/15/2054 (i)	32,640,254	1,551,835
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.35%, 8/15/2054 (i)	39,052,079	1,934,503
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.122%, 9/15/2054 (i)	44,705,416	1,581,588
Bridgecrest Lending Auto Securitization Trust, 2025-1, “A2”, 4.71%, 9/15/2027	1,109,755	1,110,210
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	1,192,145	1,218,059
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.377% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	7,779,500	7,718,534
Chesapeake Funding II LLC, 2023-2A, “A2”, FLR, 5.242% (SOFR - 30 day + 1.1%), 10/15/2035 (n)	1,464,920	1,470,877
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.944%, 12/15/2072 (i)(n)	21,003,276	599,293
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.385%, 2/15/2054 (i)	32,448,112	1,678,304
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.868%, 4/15/2054 (i)	18,837,200	538,620
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.132%, 6/15/2064 (i)	13,136,587	541,348
Commercial Mortgage Pass-Through Certificates, 2024-CBM, “A2”, 5.867%, 12/10/2041 (n)	1,395,974	1,426,401
EQT Trust, 2024-EXTR, “B”, 5.655%, 7/05/2041 (n)	1,503,054	1,537,337
KREF 2018-FT1 Ltd., “AS”, FLR, 5.377% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2039 (n)	759,000	755,014
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 5.823% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	4,425,640	4,426,248
LoanCore 2021-CRE6 Ltd., “AS”, FLR, 5.723% ((SOFR - 1mo. + 0.11448%) + 1.65%), 11/15/2038 (n)	10,000,000	10,002,620
MF1 2021-FL5 Ltd., “AS”, FLR, 5.273% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)	160,113	160,106
MF1 2021-FL5 Ltd., “B”, FLR, 5.523% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/15/2036 (n)	4,881,500	4,872,303
MF1 2021-FL7 Ltd., “A”, FLR, 5.153% ((SOFR - 1mo. + 0.11448%) + 1.08%), 10/16/2036 (n)	2,354,650	2,353,807
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.967%, 12/15/2051 (i)	21,691,587	442,719
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.385%, 5/15/2054 (i)	16,411,941	717,957
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.255%, 6/15/2054 (i)	19,073,197	723,326
Morgan Stanley Capital I Trust, 2021-L7, “XA”, 1.187%, 10/15/2054 (i)	79,332,169	3,157,849
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM3, “A1”, 5.044%, 7/25/2069 (n)	1,539,934	1,536,861
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM3, “A1”, 5.53%, 5/25/2070 (n)	2,487,296	2,500,757
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	433,666	436,254
OBX Trust, 2025-NQM8, “A1”, 5.472%, 3/25/2065 (n)	2,142,464	2,156,442
Palmer Square Loan Funding, 2025-2A Ltd., “A2”, FLR, 5.688% (SOFR - 3mo. + 1.4%), 7/15/2033 (n)	8,550,000	8,540,578
PFS Financing Corp., 2023-C, “B”, 5.91%, 10/15/2028 (n)	1,302,000	1,317,351
PFS Financing Corp., 2025-A, “A”, FLR, 4.792% (SOFR - 1mo. + 0.65%), 1/15/2029 (n)	4,611,000	4,618,660
PMT Loan Trust, 2025-INV10, “A36”, FLR, 5.422% (SOFR - 1mo. + 1.35%), 10/01/2056 (n)	2,367,602	2,367,547
Provident Funding Mortgage Trust, 2024-1, “A3”, 5.5%, 12/25/2054 (n)	2,461,616	2,476,234
RCKT Trust, 2025-1A,“A”, 4.9%, 7/25/2034 (n)	1,167,749	1,170,593
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 5.269% ((SOFR - 1mo. + 0.11448%) + 1.2%), 11/25/2036 (n)	757,517	757,195
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 5.569% ((SOFR - 1mo. + 0.11448%) + 1.5%), 11/25/2036 (n)	1,261,500	1,261,542
SBNA Auto Receivables Trust, 2025-SF1, “B”, 5.12%, 3/17/2031 (n)	437,836	438,157
Shackleton 2019-14A CLO Ltd., “BRR”, FLR, 5.434% (SOFR - 3mo. + 1.55%), 7/20/2034 (n)	6,434,263	6,433,961
Verus Securitization Trust, 2024-1, “A2”, 5.915%, 1/25/2069 (n)	977,820	981,495
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 1.099%, 1/15/2052 (i)(n)	11,909,184	267,920
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.616%, 8/15/2054 (i)	20,134,892	1,229,795
		$121,679,666

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029	$2,018,000	$1,942,581
Mortgage-Backed – 50.4%
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	$7,248,765	$6,906,309
Fannie Mae, 3.5%, 1/25/2030 - 12/01/2047	19,374,205	18,489,445
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	3,934,919	3,705,230
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	738,577	52,135
Fannie Mae, 6.5%, 1/01/2032 - 10/01/2037	437,338	456,769
Fannie Mae, 6%, 1/01/2033 - 12/01/2037	1,099,394	1,142,871
Fannie Mae, 3%, 2/25/2033 - 1/25/2052 (i)	1,325,226	135,683
Fannie Mae, 5.5%, 5/01/2033 - 5/01/2044	5,244,031	5,430,727
Fannie Mae, 5%, 11/01/2033 - 3/25/2042	6,545,167	6,746,472
Fannie Mae, 4.5%, 3/01/2034 - 6/01/2044	13,486,894	13,614,627
Fannie Mae, 4.636%, 4/25/2034 - 11/25/2046	5,648,107	5,612,093
Fannie Mae, 4%, 9/01/2040 - 7/01/2047	26,770,356	26,254,057
Fannie Mae, 1%, 3/25/2041	1,372,062	1,226,310
Fannie Mae, 4.536%, 3/25/2041	305,558	304,434
Fannie Mae, 2.25%, 4/25/2041	1,200,862	1,159,706
Fannie Mae, 4.686%, 7/25/2041 - 12/25/2049	4,392,487	4,341,703
Fannie Mae, 1.75%, 9/25/2041	903,575	870,950
Fannie Mae, 2.75%, 9/25/2042	827,918	804,759
Fannie Mae, 2%, 8/25/2044 - 4/25/2046	1,796,814	1,686,650
Fannie Mae, 4.486%, 12/25/2045	535,220	529,012
Fannie Mae, 1.813%, 9/25/2046 (i)	1,612,725	189,199
Fannie Mae, 4%, 9/25/2050 (i)	2,800,890	543,124
Fannie Mae, 4.772%, 9/25/2052	14,990,104	14,713,567
Fannie Mae, 4.872%, 10/25/2052	3,591,068	3,537,197
Fannie Mae, 5.522%, 11/25/2053	4,000,500	4,049,927
Fannie Mae, 4.972%, 12/25/2053	5,130,902	5,136,151
Fannie Mae, 7.072%, 7/25/2054	2,968,715	3,079,022
Fannie Mae, 5.222%, 10/25/2054	3,307,806	3,314,292
Fannie Mae, 5.472%, 12/25/2054	7,752,321	7,791,826
Fannie Mae, 6.512%, 3/25/2055	4,248,896	4,254,059
Fannie Mae, UMBS, 2.5%, 5/01/2036 - 8/01/2052	97,202,802	83,918,870
Fannie Mae, UMBS, 5.5%, 10/01/2038 - 5/01/2055	28,690,993	29,117,577
Fannie Mae, UMBS, 1.5%, 2/01/2042 - 3/01/2051	1,347,730	1,079,079
Fannie Mae, UMBS, 2%, 2/01/2042 - 3/01/2052	45,315,246	37,541,327
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 2/01/2052	1,706,043	1,600,768
Fannie Mae, UMBS, 3%, 6/01/2051 - 8/01/2052	24,971,857	22,358,833
Fannie Mae, UMBS, 4%, 8/01/2051 - 2/01/2053	5,267,495	5,091,845
Fannie Mae, UMBS, 4.5%, 9/01/2052 - 10/01/2055	3,427,342	3,376,019
Fannie Mae, UMBS, 5%, 9/01/2052 - 11/01/2054	911,683	911,734
Fannie Mae, UMBS, 6%, 6/01/2053 - 10/01/2054	15,152,193	15,551,774
Freddie Mac, 2.745%, 1/25/2026	1,997,216	1,989,861
Freddie Mac, 3.208%, 2/25/2026	593,171	590,992
Freddie Mac, 2.57%, 7/25/2026	28,815,341	28,558,571
Freddie Mac, 3.12%, 9/25/2026	12,606,250	12,513,250
Freddie Mac, 2.525%, 10/25/2026	10,822,583	10,696,289
Freddie Mac, 2.797%, 12/25/2026	743,788	740,012
Freddie Mac, 3.413%, 12/25/2026	16,651,658	16,553,814
Freddie Mac, 1.487%, 3/25/2027 (i)	5,583,000	87,662
Freddie Mac, 3.243%, 4/25/2027	10,090,226	10,004,765
Freddie Mac, 3.117%, 6/25/2027	20,616,052	20,395,846
Freddie Mac, 0.697%, 7/25/2027 (i)	99,061,778	726,004
Freddie Mac, 0.536%, 8/25/2027 (i)	76,661,907	451,684
Freddie Mac, 1.47%, 9/25/2027	4,600,000	4,417,222
Freddie Mac, 3.286%, 11/25/2027	6,876,682	6,813,271
Freddie Mac, 0.487%, 12/25/2027 (i)	1,332,907	9,205
Freddie Mac, 1.603%, 12/25/2027	8,595,852	8,237,823

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.43%, 1/25/2028 (i)	$136,400,205	$791,803
Freddie Mac, 0.432%, 1/25/2028 (i)	57,110,094	333,991
Freddie Mac, 0.264%, 2/25/2028 (i)	165,202,571	489,214
Freddie Mac, 0.257%, 4/25/2028 (i)	108,730,366	329,931
Freddie Mac, 3.9%, 4/25/2028	1,867,674	1,870,095
Freddie Mac, 0.612%, 10/25/2028 (i)	39,452,752	470,419
Freddie Mac, 0.598%, 5/25/2029 (i)	56,089,379	777,747
Freddie Mac, 1.005%, 7/25/2029 (i)	31,354,116	877,341
Freddie Mac, 1.212%, 7/25/2029 (i)	18,748,632	626,047
Freddie Mac, 1.259%, 8/25/2029 (i)	32,947,997	1,185,212
Freddie Mac, 0.734%, 1/25/2030 (i)	19,140,599	419,030
Freddie Mac, 1.437%, 1/25/2030 (i)	26,261,396	1,242,172
Freddie Mac, 1.701%, 1/25/2030 - 8/25/2030 (i)	29,466,486	1,750,243
Freddie Mac, 1.913%, 4/25/2030 (i)	14,430,646	1,000,784
Freddie Mac, 1.954%, 4/25/2030 (i)	20,077,463	1,446,196
Freddie Mac, 0.579%, 5/25/2030 (i)	25,633,649	444,467
Freddie Mac, 1.769%, 5/25/2030 (i)	12,033,779	804,971
Freddie Mac, 1.907%, 5/25/2030 (i)	26,880,424	1,949,836
Freddie Mac, 4.361%, 5/25/2030	3,877,551	3,942,020
Freddie Mac, 5.5%, 6/01/2030 - 9/01/2041	2,266,458	2,357,235
Freddie Mac, 1.205%, 6/25/2030 (i)	19,826,218	850,555
Freddie Mac, 1.435%, 6/25/2030 (i)	11,124,134	606,964
Freddie Mac, 1.474%, 6/25/2030 (i)	29,228,244	1,499,912
Freddie Mac, 1.262%, 9/25/2030 (i)	6,568,138	329,606
Freddie Mac, 1.171%, 11/25/2030 (i)	13,158,725	631,912
Freddie Mac, 0.412%, 1/25/2031 (i)	49,724,990	635,068
Freddie Mac, 0.627%, 1/25/2031 (i)	70,182,335	1,764,615
Freddie Mac, 0.871%, 1/25/2031 (i)	19,512,958	707,651
Freddie Mac, 1.026%, 1/25/2031 (i)	14,681,587	624,465
Freddie Mac, 0.546%, 2/25/2031 (i)	18,431,877	378,224
Freddie Mac, 0.605%, 3/25/2031 - 8/25/2031 (i)	54,816,490	1,249,712
Freddie Mac, 0.827%, 3/25/2031 (i)	17,260,719	607,348
Freddie Mac, 1.322%, 5/25/2031 (i)	7,120,528	410,869
Freddie Mac, 1.039%, 7/25/2031 (i)	11,674,001	557,487
Freddie Mac, 1.321%, 7/25/2031 (i)	22,560,568	1,361,393
Freddie Mac, 0.632%, 9/25/2031 (i)	50,814,178	1,407,502
Freddie Mac, 0.954%, 9/25/2031 (i)	48,419,608	2,067,203
Freddie Mac, 0.441%, 11/25/2031 (i)	73,361,326	1,374,454
Freddie Mac, 0.595%, 12/25/2031 (i)	73,957,916	1,905,925
Freddie Mac, 0.664%, 12/25/2031 (i)	12,187,459	350,448
Freddie Mac, 0.87%, 2/25/2032 (i)	49,680,895	2,077,879
Freddie Mac, 2.58%, 5/25/2032	8,638,000	7,897,620
Freddie Mac, 0.434%, 6/25/2032 (i)	116,203,070	2,288,736
Freddie Mac, 4.706%, 11/15/2032	35,337	35,295
Freddie Mac, 0.302%, 11/25/2032 (i)	74,026,378	926,766
Freddie Mac, 0.431%, 5/25/2033 (i)	64,115,960	1,330,304
Freddie Mac, 3.5%, 8/15/2033 - 10/25/2058	22,105,335	21,304,621
Freddie Mac, 0.299%, 8/25/2033 (i)	78,666,400	955,993
Freddie Mac, 0.362%, 10/25/2033 (i)	75,772,703	1,229,405
Freddie Mac, 5%, 5/01/2034 - 12/01/2044	6,297,090	6,475,491
Freddie Mac, 6%, 8/01/2034 - 10/01/2038	2,193,402	2,304,491
Freddie Mac, 1.092%, 9/25/2034 (i)	9,883,118	684,011
Freddie Mac, 0.22%, 1/25/2035 (i)	119,066,272	1,078,752
Freddie Mac, 0.427%, 1/25/2035 (i)	47,468,092	1,087,760
Freddie Mac, 5.5%, 2/15/2036 (i)	240,323	36,788
Freddie Mac, 6.5%, 5/01/2037	75,393	78,613
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	2,977,010	2,931,446
Freddie Mac, 3%, 1/01/2038 - 2/25/2059	12,796,267	11,879,952
Freddie Mac, 4.5%, 7/01/2039 - 7/01/2055	2,717,955	2,728,701

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 4.5%, 12/15/2040 (i)	$35,152	$3,273
Freddie Mac, 1.75%, 8/15/2041	659,599	629,290
Freddie Mac, 4.656%, 11/15/2043 - 8/15/2046	1,598,773	1,586,589
Freddie Mac, 2.5%, 3/25/2051 (i)	7,501,704	1,235,821
Freddie Mac, 4.892%, 9/25/2052	4,639,731	4,572,783
Freddie Mac, 5.522%, 10/25/2053	509,501	515,796
Freddie Mac, 6.301%, 12/25/2053	3,824,955	3,836,796
Freddie Mac, 5.372%, 12/25/2054	6,252,902	6,279,410
Freddie Mac, 6.522%, 1/25/2055	2,322,444	2,347,068
Freddie Mac, 7.622%, 8/25/2055	215,055	215,910
Freddie Mac, 8.022%, 9/25/2055	872,712	915,128
Freddie Mac, 3.25%, 11/25/2061	4,117,435	3,880,409
Freddie Mac, UMBS, 2.5%, 3/01/2037 - 9/01/2052	22,886,857	19,633,578
Freddie Mac, UMBS, 2%, 2/01/2042 - 3/01/2052	16,897,233	14,146,124
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 5/01/2052	2,338,826	2,200,182
Freddie Mac, UMBS, 3%, 2/01/2050 - 8/01/2052	27,978,719	24,964,898
Freddie Mac, UMBS, 1.5%, 4/01/2051 - 11/01/2051	5,678,166	4,411,635
Freddie Mac, UMBS, 4%, 5/01/2052	3,775,141	3,628,243
Freddie Mac, UMBS, 5%, 11/01/2052 - 9/01/2055	15,425,174	15,421,772
Freddie Mac, UMBS, 5.5%, 12/01/2052 - 7/01/2055	17,148,089	17,417,601
Freddie Mac, UMBS, 6%, 2/01/2053 - 2/01/2055	11,399,054	11,725,035
Freddie Mac, UMBS, 6.5%, 4/01/2054 - 11/01/2054	3,814,216	3,986,548
Freddie Mac, UMBS, 4.5%, 11/01/2054 - 8/01/2055	2,494,001	2,442,419
Ginnie Mae, 3.5%, 8/20/2029 - 1/20/2043 (i)	5,191,398	576,471
Ginnie Mae, 5.5%, 3/15/2033 - 10/20/2053	2,449,519	2,504,097
Ginnie Mae, 4.5%, 7/20/2033 - 10/20/2055	26,071,231	25,751,619
Ginnie Mae, 5.659%, 8/20/2034	624,014	638,422
Ginnie Mae, 4%, 5/16/2039 - 9/20/2055	11,558,452	11,031,879
Ginnie Mae, 5%, 8/20/2039 - 4/20/2053	5,403,084	5,458,309
Ginnie Mae, 4%, 12/20/2039 - 9/20/2047 (i)	1,525,757	245,224
Ginnie Mae, 1.326%, 5/20/2041 (i)	2,619,662	255,384
Ginnie Mae, 4.174%, 9/20/2041	6,857,608	6,706,507
Ginnie Mae, 3.5%, 12/15/2041 - 7/20/2043	5,821,163	5,517,249
Ginnie Mae, 2.5%, 6/20/2042 - 1/20/2066	21,653,441	18,830,374
Ginnie Mae, 3%, 2/20/2043 - 10/20/2052	25,910,082	23,504,633
Ginnie Mae, 4.374%, 10/20/2045	6,955,653	6,826,582
Ginnie Mae, 4.524%, 7/20/2046	2,684,863	2,650,478
Ginnie Mae, 2.076%, 4/20/2047 (i)	456,818	59,453
Ginnie Mae, 4.324%, 10/20/2047	524,717	510,487
Ginnie Mae, 2%, 11/20/2050 (i)	180,918	20,417
Ginnie Mae, 2.5%, 2/20/2051 (i)	2,192,769	303,740
Ginnie Mae, 2%, 1/20/2052 - 11/20/2052	33,598,949	27,989,331
Ginnie Mae, 5.149%, 10/20/2054	3,829,713	3,831,785
Ginnie Mae, 5.427%, 6/20/2055	4,270,122	4,356,197
Ginnie Mae, 5.502%, 6/20/2055	3,673,861	3,672,189
Ginnie Mae, 6%, 11/20/2055	2,621,971	2,712,437
Ginnie Mae, 4.62%, 12/20/2060	10,947	10,935
Ginnie Mae, 4.7%, 3/20/2061 - 10/20/2064	290,167	290,118
Ginnie Mae, 4.72%, 3/20/2061 - 3/20/2070	6,071,570	6,060,933
Ginnie Mae, 2.147%, 12/20/2062 (i)	4,019,693	187,446
Ginnie Mae, 4.67%, 4/20/2063 - 11/20/2067	1,403,703	1,402,628
Ginnie Mae, 5.248%, 3/20/2064	1,018,153	1,022,031
Ginnie Mae, 4.9%, 7/20/2064	480,418	480,750
Ginnie Mae, 4.82%, 3/20/2065	33,197	33,195
Ginnie Mae, 5.27%, 2/20/2066	135,281	135,951
Ginnie Mae, 2.181%, 3/20/2066 (i)	1,789,694	46,654
Ginnie Mae, 4.97%, 10/20/2066	882,605	884,170
Ginnie Mae, 4.99%, 10/20/2066	2,429,821	2,434,693
Ginnie Mae, 5.249%, 1/20/2067	2,187,912	2,200,942

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 5.127%, 2/20/2067	$1,617,409	$1,626,327
Ginnie Mae, 5.173%, 3/20/2067	3,702,954	3,726,980
Ginnie Mae, 5.281%, 7/20/2067	4,454,082	4,499,214
Ginnie Mae, 4.992%, 4/20/2068	7,497,217	7,525,784
Ginnie Mae, 4.499%, 12/20/2071	2,462,596	2,448,566
Ginnie Mae, 4.569%, 12/20/2071	848,954	845,810
Ginnie Mae, 4.749%, 8/20/2074	4,994,428	4,989,290
Ginnie Mae, 4.099%, 11/20/2074	3,152,795	3,126,882
Ginnie Mae, TBA, 5%, 12/18/2055	7,275,000	7,266,252
UMBS, TBA, 2%, 12/25/2055	60,175,000	48,950,205
UMBS, TBA, 2.5%, 12/25/2055	2,125,000	1,807,657
UMBS, TBA, 3.5%, 12/25/2055	8,600,000	7,953,673
UMBS, TBA, 5%, 12/25/2055	9,025,000	9,005,830
UMBS, TBA, 6%, 12/25/2055	17,875,000	18,301,304
		$1,016,388,886
U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 2.21%, 2/01/2033	$435,843	$412,274
Small Business Administration, 2.22%, 3/01/2033	683,371	644,634
Small Business Administration, 3.15%, 7/01/2033	664,520	644,414
Small Business Administration, 3.16%, 8/01/2033	269,856	261,546
Small Business Administration, 3.62%, 9/01/2033	215,573	211,967
		$2,174,835
U.S. Treasury Obligations – 39.8%
U.S. Treasury Bonds, 6%, 2/15/2026 (f)	$5,933,000	$5,955,712
U.S. Treasury Bonds, 6.375%, 8/15/2027	2,309,000	2,418,226
U.S. Treasury Bonds, 3.5%, 9/30/2027	89,799,200	89,774,645
U.S. Treasury Bonds, 4.375%, 2/15/2038	2,078,000	2,124,674
U.S. Treasury Bonds, 3.125%, 2/15/2043	9,748,800	8,047,711
U.S. Treasury Bonds, 2.875%, 5/15/2043	27,528,200	21,810,722
U.S. Treasury Bonds, 4.75%, 11/15/2043	11,168,000	11,397,468
U.S. Treasury Bonds, 2.5%, 2/15/2045	97,983,000	71,014,710
U.S. Treasury Bonds, 4.75%, 2/15/2045	36,531,000	37,107,505
U.S. Treasury Bonds, 5%, 5/15/2045	4,336,000	4,545,347
U.S. Treasury Bonds, 4.625%, 5/15/2054	11,176,000	11,079,083
U.S. Treasury Bonds, 4.625%, 2/15/2055	11,722,000	11,623,096
U.S. Treasury Bonds, 4.75%, 8/15/2055	39,192,000	39,681,900
U.S. Treasury Notes, 3.5%, 10/31/2027	78,357,000	78,338,635
U.S. Treasury Notes, 3.375%, 11/30/2027	42,138,000	42,042,531
U.S. Treasury Notes, 2.75%, 2/15/2028	54,157,000	53,310,797
U.S. Treasury Notes, 3.625%, 3/31/2028 (f)	86,350,000	86,609,724
U.S. Treasury Notes, 1%, 7/31/2028	32,248,000	30,217,384
U.S. Treasury Notes, 2.375%, 5/15/2029	19,515,500	18,787,480
U.S. Treasury Notes, 3.625%, 8/31/2029	27,900,000	27,971,930
U.S. Treasury Notes, 4.375%, 12/31/2029	7,900,000	8,141,012
U.S. Treasury Notes, 3.5%, 4/30/2030	18,675,000	18,615,182
U.S. Treasury Notes, 4.125%, 8/31/2030	37,647,000	38,496,998
U.S. Treasury Notes, 1.625%, 5/15/2031	41,833,000	37,670,943
U.S. Treasury Notes, 1.375%, 11/15/2031	11,425,300	10,010,527
U.S. Treasury Notes, 4.25%, 8/15/2035	34,163,000	34,824,908
		$801,618,850
Total Bonds		$1,943,804,818
Mutual Funds (h) – 9.8%
Money Market Funds – 9.8%
MFS Institutional Money Market Portfolio, 4.01% (v)	198,120,699	$198,160,324

Portfolio of Investments (unaudited) – continued
Underlying/Expiration Date/Exercise Price (Rate)	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – 0.0%
OTC Swaptions – 0.0%
1 Year Interest Rate Swap with Fund to pay 3.085% annually and receive 1-day SOFR annually – 8/30/2027 @ 3.085%	Put	Merrill Lynch International	$49,600,000	N/A	$213,068
1 Year Interest Rate Swap with Fund to receive 3.085% annually and pay 1-day SOFR annually – 8/30/2027 @ 3.085%	Call	Merrill Lynch International	49,600,000	N/A	193,070
Total Purchased Options					$406,138

Other Assets, Less Liabilities – (6.2)%	(125,707,390)
Net Assets – 100.0%	$2,016,663,890

(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $198,160,324 and
$1,944,210,956, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $98,568,361, representing 4.9% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security

Derivative Contracts at 11/30/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	1,722	$195,177,938	March – 2026	$48,096
U.S. Treasury Note 5 yr	Long	USD	2,642	290,000,781	March – 2026	50,795
						$98,891
Liabilitiy Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	3,316	$692,577,691	March – 2026	$(246,727)
U.S. Treasury Ultra Note 10 yr	Short	USD	131	15,222,610	March – 2026	(25,568)
						$(272,295)

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
5/08/27	USD	56,427,000	centrally cleared	1-day SOFR / Annually	3.5595% / Annually	$93,440	$—	$93,440
11/26/27	USD	100,742,000	centrally cleared	1-day SOFR / Annually	3.2845% / Annually	64,687	—	64,687
						$158,127	$—	$158,127
Liability Derivatives
Interest Rate Swaps
11/03/27	USD	100,992,000	centrally cleared	1-day SOFR / Annually	3.389% / Annually	$(115,353)	$—	$(115,353)
11/05/27	USD	100,309,000	centrally cleared	1-day SOFR / Annually	3.387% / Annually	(105,241)	—	(105,241)
						$(220,594)	$—	$(220,594)
At November 30, 2025, the fund had cash collateral of $130,000 and other liquid securities with an aggregate value of $16,482,313 to cover any collateral or margin obligations for securities sold short and certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of November 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$803,793,685	$—	$803,793,685
U.S. Corporate Bonds	—	1,942,581	—	1,942,581
Residential Mortgage-Backed Securities	—	1,028,844,476	—	1,028,844,476
Commercial Mortgage-Backed Securities	—	50,926,294	—	50,926,294
Asset-Backed Securities (including CDOs)	—	58,297,782	—	58,297,782
Purchased Options	—	406,138	—	406,138
Investment Companies	198,160,324	—	—	198,160,324
Total	$198,160,324	$1,944,210,956	$—	$2,142,371,280
Other Financial Instruments
Futures Contracts – Assets	$98,891	$—	$—	$98,891
Futures Contracts – Liabilitiy Derivatives	(272,295)	—	—	(272,295)
Swap Agreements – Assets	—	158,127	—	158,127
Swap Agreements – Liabilities	—	(220,594)	—	(220,594)
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended November 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$24,511,411	$1,055,375,956	$881,746,200	$(15,514)	$34,671	$198,160,324

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$5,192,273	$—